Quarterly Report
March 31, 2019
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.1%
Honeywell International, Inc.	7,924	$1,259,282
Northrop Grumman Corp.	2,945	793,972
United Technologies Corp.	5,678	731,838
		$2,785,092
Alcoholic Beverages – 1.2%
Ambev S.A., ADR	69,204	$297,577
China Resources Beer Holdings Co. Ltd.	108,000	454,704
Constellation Brands, Inc., “A”	2,103	368,719
		$1,121,000
Apparel Manufacturers – 2.5%
Adidas AG	2,726	$662,339
LVMH Moet Hennessy Louis Vuitton SE	2,314	851,140
NIKE, Inc., “B”	8,452	711,743
		$2,225,222
Biotechnology – 0.5%
Biogen, Inc. (a)	1,730	$408,937
Brokerage & Asset Managers – 2.6%
Blackstone Group LP	19,904	$696,043
NASDAQ, Inc.	5,183	453,461
TD Ameritrade Holding Corp.	12,172	608,478
TMX Group Ltd.	9,578	616,888
		$2,374,870
Business Services – 5.9%
Accenture PLC, “A”	3,880	$682,958
Cognizant Technology Solutions Corp., “A”	9,069	657,049
DXC Technology Co.	12,484	802,846
Fidelity National Information Services, Inc.	8,421	952,415
Fiserv, Inc. (a)	13,183	1,163,795
Global Payments, Inc.	7,688	1,049,566
		$5,308,629
Cable TV – 1.0%
Comcast Corp., “A”	22,352	$893,633
Chemicals – 1.7%
DowDuPont, Inc. (a)(w)	14,531	$524,133
FMC Corp.	2,251	172,922
PPG Industries, Inc.	7,312	825,305
		$1,522,360
Computer Software – 5.8%
Adobe Systems, Inc. (a)	4,116	$1,096,873
Cadence Design Systems, Inc. (a)	10,162	645,388
Microsoft Corp. (s)	19,283	2,274,237
Salesforce.com, Inc. (a)	7,673	1,215,173
		$5,231,671
Computer Software - Systems – 1.2%
Apple, Inc.	1,980	$376,101
Constellation Software, Inc.	784	664,407
		$1,040,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.3%
Sherwin-Williams Co.	1,841	$792,937
Techtronic Industries Co. Ltd.	69,000	463,665
Toll Brothers, Inc.	7,652	277,003
Vulcan Materials Co.	4,257	504,029
		$2,037,634
Consumer Products – 1.1%
Kao Corp.	5,900	$464,100
Reckitt Benckiser Group PLC	6,479	538,550
		$1,002,650
Consumer Services – 0.8%
51job, Inc., ADR (a)	1,332	$103,736
Bookings Holdings, Inc. (a)	339	591,525
		$695,261
Containers – 0.3%
Berry Global Group, Inc. (a)	5,567	$299,894
Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	11,195	$485,303
Schneider Electric S.A.	11,037	865,910
TE Connectivity Ltd.	5,333	430,640
		$1,781,853
Electronics – 2.3%
Analog Devices, Inc.	8,122	$855,003
Taiwan Semiconductor Manufacturing Co. Ltd.	116,000	923,995
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,278	298,107
		$2,077,105
Energy - Independent – 1.9%
EOG Resources, Inc.	8,103	$771,243
Marathon Petroleum Corp.	7,535	450,970
Oil Search Ltd.	88,703	494,421
		$1,716,634
Energy - Integrated – 1.9%
BP PLC	131,698	$957,995
Suncor Energy, Inc.	24,043	779,214
		$1,737,209
Food & Beverages – 3.3%
Danone S.A.	6,637	$511,401
Mondelez International, Inc.	13,671	682,456
Nestle S.A.	10,689	1,018,716
PepsiCo, Inc.	6,432	788,242
		$3,000,815
Food & Drug Stores – 0.3%
Sundrug Co. Ltd.	7,400	$203,645
Tesco PLC	12,618	38,144
		$241,789
Gaming & Lodging – 0.8%
Marriott International, Inc., “A”	3,537	$442,443
Paddy Power Betfair PLC	3,613	279,757
		$722,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.6%
Dollar General Corp.	4,640	$553,552
Health Maintenance Organizations – 0.4%
Cigna Corp.	2,332	$375,032
Insurance – 3.6%
AIA Group Ltd.	134,200	$1,336,025
Aon PLC	6,887	1,175,611
Chubb Ltd.	5,518	772,961
		$3,284,597
Internet – 3.8%
Alphabet, Inc., “A” (a)(s)	1,778	$2,092,510
Facebook, Inc., “A” (a)	8,195	1,366,025
		$3,458,535
Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	6,157	$625,736
Machinery & Tools – 2.7%
Flowserve Corp.	9,522	$429,823
GEA Group AG	12,287	321,832
Kubota Corp.	30,500	440,176
Roper Technologies, Inc.	2,614	893,909
Schindler Holding AG	1,853	384,092
		$2,469,832
Major Banks – 2.5%
Barclays PLC	223,162	$449,589
BNP Paribas	17,159	820,162
Mitsubishi UFJ Financial Group, Inc.	76,900	381,620
UBS AG	52,946	641,786
		$2,293,157
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	5,181	$707,621
Medical Equipment – 4.4%
Boston Scientific Corp. (a)	13,417	$514,944
Danaher Corp.	7,695	1,015,894
EssilorLuxottica	5,074	554,264
Medtronic PLC	11,574	1,054,160
PerkinElmer, Inc.	8,304	800,173
		$3,939,435
Metals & Mining – 0.7%
Rio Tinto Ltd.	10,514	$610,887
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	104,000	$490,194
Natural Gas - Pipeline – 1.1%
Enbridge, Inc.	12,476	$451,856
Enterprise Products Partners LP	17,285	502,994
		$954,850
Network & Telecom – 1.3%
Cisco Systems, Inc.	21,891	$1,181,895

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.4%
Schlumberger Ltd.	8,643	$376,576
Other Banks & Diversified Financials – 9.3%
Aeon Financial Service Co. Ltd.	29,600	$601,722
Citigroup, Inc.	19,119	1,189,584
Credicorp Ltd.	4,048	971,318
HDFC Bank Ltd.	37,470	1,254,265
Intesa Sanpaolo S.p.A.	324,893	791,218
Julius Baer Group Ltd.	12,600	509,061
KBC Groep N.V.	11,582	809,149
Mastercard, Inc., “A”	5,168	1,216,806
U.S. Bancorp	21,123	1,017,917
		$8,361,040
Pharmaceuticals – 5.2%
Bayer AG	9,877	$638,181
Elanco Animal Health, Inc. (a)	23,973	768,814
Johnson & Johnson	5,769	806,448
Roche Holding AG	3,750	1,033,204
Santen Pharmaceutical Co. Ltd.	47,100	700,784
Zoetis, Inc.	7,355	740,428
		$4,687,859
Printing & Publishing – 0.6%
RELX Group PLC	23,201	$495,790
Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	2,436	$501,889
DP World Ltd.	22,101	353,616
		$855,505
Real Estate – 2.0%
LEG Immobilien AG	7,724	$948,318
STORE Capital Corp., REIT	25,073	839,946
		$1,788,264
Restaurants – 1.4%
Starbucks Corp.	9,573	$711,657
Yum China Holdings, Inc.	12,903	579,474
		$1,291,131
Specialty Chemicals – 2.7%
Akzo Nobel N.V.	5,186	$459,516
Croda International PLC	9,364	614,441
Dow, Inc. (a)(w)	2,049	105,773
Linde PLC	4,523	791,494
Sika AG	3,265	456,100
		$2,427,324
Specialty Stores – 3.5%
Amazon.com, Inc. (a)(s)	1,197	$2,131,558
Costco Wholesale Corp.	2,706	655,231
Just Eat PLC (a)	37,774	369,482
		$3,156,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 2.3%
Advanced Info Service Public Co. Ltd.	111,000	$643,580
American Tower Corp., REIT	3,740	737,004
KDDI Corp.	32,700	703,686
		$2,084,270
Telephone Services – 0.8%
Hellenic Telecommunications Organization S.A.	35,241	$472,008
TELUS Corp.	7,566	280,027
		$752,035
Tobacco – 1.1%
British American Tobacco PLC	10,321	$429,356
Philip Morris International, Inc.	6,149	543,510
		$972,866
Utilities - Electric Power – 3.1%
CLP Holdings Ltd.	53,500	$620,195
CMS Energy Corp.	17,541	974,227
Iberdrola S.A.	60,804	533,787
NextEra Energy, Inc.	3,517	679,907
		$2,808,116
Total Common Stocks		$89,227,336
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.48% (v)	468	$468

Other Assets, Less Liabilities – 1.1%		980,449
Net Assets – 100.0%		$90,208,253
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $468 and $89,227,336, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2019, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$55,086,275	$—	$—	$55,086,275
United Kingdom	4,504,235	—	—	4,504,235
Switzerland	4,042,958	—	—	4,042,958
France	3,602,877	—	—	3,602,877
Japan	3,495,734	—	—	3,495,734
Canada	3,294,281	—	—	3,294,281
Germany	2,570,670	—	—	2,570,670
Hong Kong	2,419,885	—	—	2,419,885
China	1,628,108	—	—	1,628,108
Other Countries	7,938,733	643,580	—	8,582,313
Mutual Funds	468	—	—	468
Total	$88,584,224	$643,580	$—	$89,227,804
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	503,451	3,005,250	(3,508,233)	468
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$60	$34	$—	$1,985	$468

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	61.4%
United Kingdom	5.0%
Switzerland	4.5%
France	4.0%
Japan	3.9%
Canada	3.7%
Germany	2.8%
Hong Kong	2.7%
China	1.8%
Other Countries	10.2%